Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2025
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable	Accounts receivable consisted of the following:
	As of December 31,
	2024	2025
Accounts receivable	$31,744	$51,285
Allowance for credit losses	(104)	(642)
Accounts receivable, net	$31,640	$50,643

Schedule of Movement of Allowance of Credit Loss

The movement of allowance of credit losses was as follows:

	For the years ended December 31,
	2023	2024	2025
Balance at beginning of the year	$132	$121	$104
(Reversal)/addition of allowance for credit loss	(13)	120	613
Write off	-	(133)	(89)
Foreign currency translation adjustment	2	(4)	14
Balance at end of the year	$121	$104	$642

Schedule of Accounts Receivable Calculated from the Expiration Date	An aging analysis of the Group’s accounts receivable calculated from the expiration date of the customer’s credit terms is as follows:
	As of December 31,
	2024	2025
Not overdue	$27,417	$38,056
Within 90 days	4,156	12,228
Between 3 and 6 months	75	398
Between 6 months and a year	51	193
Over a year	45	410
	$31,744	$51,285